INVENTORIES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Inventories Abstract
Technical stock	$ 233,276	$ 195,530
Non-technical stock	46,068	41,136
Total	$ 279,344	$ 236,666